Insurance Subsidiary Investments	12 Months Ended
Dec. 31, 2014
Summary Of Investments Other Than Investments In Related Parties [Abstract]
Insurance Subsidiary Investments

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS

The Company maintains investments, consisting principally of cash and cash equivalents, debt securities, equities and certificates of deposit for the payment of claims and expenses related to professional liability and workers compensation risks. These investments have been categorized as available-for-sale and are reported at fair value.

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS (Continued)

The cost for equities, amortized cost for debt securities and estimated fair value of the Company’s insurance subsidiary investments at December 31 follows (in thousands):

	2014						2013
	Cost	Unrealized gains		Unrealized losses		Fair value	Cost	Unrealized gains		Unrealized losses		Fair value
Cash and cash equivalents (a)	$150,556	$	−	$	−	$150,556	$184,239	$	−	$	−	$184,239
Debt securities:
Corporate bonds	49,077		19		(60)	49,036	20,573		50		(8)	20,615
Debt securities issued by U.S. government agencies	25,313		19		(19)	25,313	19,498		37		(8)	19,527
U.S. Treasury notes	25,813		3		(7)	25,809	7,636		4		(2)	7,638
	100,203		41		(86)	100,158	47,707		91		(18)	47,780
Equities by industry:
Consumer	1,539		107		(13)	1,633	1,534		303		(21)	1,816
Financial services	975		56		(6)	1,025	1,445		302		(2)	1,745
Healthcare	962		60		(8)	1,014	787		186		(3)	970
Technology	989		41		(34)	996	1,214		213		−	1,427
Industrials	649		14		(22)	641	1,140		326		−	1,466
Other	3,145		40		(265)	2,920	1,650		381		(35)	1,996
	8,259		318		(348)	8,229	7,770		1,711		(61)	9,420
Certificates of deposit	7,051		2		−	7,053	3,950		2		(2)	3,950
	$266,069		$361		$(434)	$265,996	$243,666		$1,804		$(81)	$245,389

(a)	Includes $15.6 million and $8.5 million of money market funds at December 31, 2014 and 2013, respectively.

The fair value by maturity periods at December 31, 2014 of available-for-sale investments of the Company’s insurance subsidiary follows. Equities generally do not have maturity dates.

(In thousands)	Contractual maturities
Within one year	$189,655
One year to five years	67,838
After five years	274
Equities	8,229
$265,996

Since the Company’s insurance subsidiary investments are restricted for a limited purpose, they are classified in the accompanying consolidated balance sheet based upon the expected current and long-term cash requirements of the limited purpose insurance subsidiary.

Net investment income earned by the Company’s insurance subsidiary investments follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Interest income	$1,013	$1,011	$1,290
Net amortization of premium and accretion of discount	(325)	(330)	(406)
Gains on sale of investments	2,895	3,404	123
Losses on sale of investments	(92)	(24)	(28)
Other-than-temporary impairments	−	(143)	−
Investment expenses	(145)	(118)	(115)
	$3,346	$3,800	$864

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS (Continued)

The available-for-sale investments of the Company’s insurance subsidiary which have unrealized losses at December 31, 2014 and 2013 are shown below. The investments are categorized by the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013.

December 31, 2014	Less than one year		One year or greater				Total
(In thousands)	Fair value	Unrealized losses	Fair value		Unrealized losses		Fair value	Unrealized losses
Debt securities:
Corporate bonds	$34,859	$60	$	−	$	−	$34,859	$60
Debt securities issued by U.S. government agencies	13,294	19		−		−	13,294	19
U.S. Treasury notes	15,626	7		−		−	15,626	7
	63,779	86		−		−	63,779	86
Equities by industry:
Consumer	372	13		−		−	372	13
Financial services	110	3		159		3	269	6
Healthcare	321	8		−		−	321	8
Technology	470	34		−		−	470	34
Industrials	339	22					339	22
Other	2,287	265		−		−	2,287	265
	3,899	345		159		3	4,058	348
	$67,678	$431		$159		$3	$67,837	$434

December 31, 2013	Less than one year		One year or greater			Total
(In thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses
Debt securities:
Corporate bonds	$4,699	$8	$53	$	−	$4,752	$8
Debt securities issued by U.S. government agencies	4,916	8	−		−	4,916	8
U.S. Treasury notes	1,618	2	−		−	1,618	2
	11,233	18	53		−	11,286	18
Equities by industry:
Consumer	717	21	−		−	717	21
Financial services	194	2	−		−	194	2
Healthcare	161	3	−		−	161	3
Other	612	35	−		−	612	35
	1,684	61	−		−	1,684	61
Certificates of deposit	747	2	−		−	747	2
	$13,664	$81	$53	$	−	$13,717	$81

The unrealized losses on equities totaling $0.3 million at December 31, 2014 and $0.1 million at December 31, 2013 were due generally to market fluctuations. Accordingly, the Company believes these unrealized losses are temporary in nature.

The Company’s investment policy governing insurance subsidiary investments precludes the investment portfolio managers from selling any security at a loss without prior authorization from the Company. The investment managers also limit the exposure to any one issue, issuer or type of investment. The Company intends, and has the ability, to hold insurance subsidiary investments for a long duration without the necessity of selling securities to fund the underwriting needs of its insurance subsidiary. This ability to hold securities allows sufficient time for recovery of temporary declines in the market value of equity securities and the par value of debt securities as of their stated maturity date.

NOTE 10 – INSURANCE SUBSIDIARY INVESTMENTS (Continued)

The Company considered the severity and duration of its unrealized losses at December 31, 2014 for various investments held in its insurance subsidiary investment portfolio and determined that these unrealized losses were temporary and did not record any impairment losses related to these investments. The Company considered the severity and duration of its unrealized losses at December 31, 2013 and recognized a $0.1 million pretax other-than-temporary impairment during 2013 for various investments held in its insurance subsidiary investment portfolio. These investments were determined to be impaired after considering the duration of the declines in value and the likelihood of near term price recovery of each investment. Because the Company considered the remaining unrealized losses at December 31, 2013 to be temporary, the Company did not record any additional impairment losses related to these investments.

As a result of deterioration in professional liability and workers compensation underwriting results of the Company’s limited purpose insurance subsidiary in 2012 and 2011, the Company made capital contributions of $14.2 million and $8.6 million in 2013 and 2012, respectively, to its limited purpose insurance subsidiary. These transactions were completed in accordance with applicable regulations. Neither capital contribution had any impact on earnings. No contribution was required to be paid in 2014.